Property, Plant and Equipment - Property, plant and equipment is distributed among geographical areas (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 30,610	€ 22,715	€ 14,700
Total property plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,085	11,774
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,933	11,723
United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	100	38
United States
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38	10
Switzerland
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 14	€ 3